Assets Held For Sale and Sales of Real Estate Assets (Tables)	12 Months Ended
Dec. 31, 2015
Assets Held For Sale and Sales of Real Estate [Abstract]
Assets Held For Sale	Assets Held for Sale—Assets held for sale consisted of the following (in thousands):

	December 31, 2015	December 28, 2014
Real estate	$206,422	$5,645